CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSILIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (11,040)	$ (11,098)
Other comprehensive income
Total comprehensive loss	(11,040)	(11,098)
Comprehensive income attributable to the non-controlling interests
Comprehensive loss attributable to BluePhoenix shareholders	$ (11,040)	$ (11,098)